U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin  53202

November 30, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Manager Directed Portfolios (the "Trust") Securities Act Registration No.: 333-133691
Investment Company Registration No.: 811-21897

Dear Sir or Madam:

Post-Effective Amendment No. 42 was filed on November 15, 2017 for the purpose of adding two new series to the Trust: the Marmont Redwood International Equity Fund and the Marmont Redwood Emerging Markets Fund (the "Funds"), each with two classes: Institutional Shares and Retail Shares, and would have become effective on January 29, 2018.  Subsequent to filing, it was noted that the EDGAR series and classes were not properly included in the filing.

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the "1933 Act"), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and the Funds, is Post-Effective Amendment No. 43 and Amendment No. 46 to the Trust's Registration Statement on Form N-1A (the "Amendment") for the sole purpose of re-submitting the registration statement for the Funds with the proper EDGAR series and class identifiers.

In addition, the Trust hereby requests acceleration of this Post-Effective Amendment No. 43, whereby the registration statement on Form N‑1A with respect to the Funds would be declared effective on January 29, 2018.

Pursuant to the U.S. Securities and Exchange Commission's authority under Rule 461(a) under the 1933 Act, we have attached a separate letter from Quasar Distributors, LLC, the Funds' principal underwriter, requesting that effectiveness of Post-Amendment No. 43 be accelerated to January 29, 2018.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo
Secretary, Manager Directed Portfolios

Enclosures

QUASAR DISTRIBUTORS, LLC

November 30, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Manager Directed Portfolios (the "Trust") Securities Act Registration No.: 333-133691
Investment Company Registration No.: 811-21897

Dear Sir or Madam:

REQUEST FOR ACCELERATION.  As the principal underwriter of the Marmont Redwood International Equity Fund and the Marmont Redwood Emerging Markets Fund (the "Funds"), each a series of the Trust, and pursuant to the U.S. Securities and Exchange Commission's authority under Rule 461(a) under the Securities Act of 1933, as amended, we request that effectiveness of the Registration Statement on Form N-1A that is filed herewith on behalf of the Funds be accelerated to January 29, 2018.

Very truly yours,

Quasar Distributors, LLC

/s/ James R. Schoenike
James R. Schoenike
President
615 East Michigan Street
Milwaukee, WI  53202